Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current, State					$ (512)
Deferred, Federal					687	(4,112)
Deferred, State					766	12
Deferred, Foreign					(167)	52
Deferred tax benefits, before valuation allowances					1,286	(4,048)
Change in valuation allowance					(1,286)	4,048
Total deferred
Total	$ 2		$ 8	$ (512)	$ 512